Nature of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business

1. NATURE OF BUSINESS

Organization

Histogenics Corporation (the “Company”) was incorporated under the laws of the Commonwealth of Massachusetts on June 28, 2000 and has its principal operations in Waltham, Massachusetts. In 2006, the Company’s board of directors approved a corporate reorganization pursuant to which the Company incorporated as a Delaware corporation. The Company historically focused on the development of restorative cell therapies (“RCTs”). RCTs refer to a new class of products that are designed to offer patients rapid-onset pain relief and restored function through the repair of damaged or worn tissue. The Company’s lead product, NeoCart®, is an innovative cell therapy designed to treat tissue injury in the field of orthopedics, specifically cartilage damage in the knee. In the third quarter of 2018, the Company announced that its Phase 3 clinical trial of NeoCart did not meet the primary endpoint in the Phase 3 clinical trial. Histogenics subsequently initiated a dialogue with the United States Food and Drug Administration (“FDA”) to discuss the regulatory path forward for NeoCart with a goal of determining whether the FDA would accept a submission of a Biologics License Application (“BLA”) for NeoCart without data from an additional Phase 3 clinical trial. In December 2018, the Company received final feedback from the FDA indicating the need for an additional Phase 3 clinical trial prior to the FDA’s acceptance of a NeoCart BLA submission. However, considering the time and funding required to conduct such a trial, the Company discontinued the development of NeoCart and is not planning to submit a BLA.

In connection with the decision to discontinue the development of NeoCart, the Company’s board of directors engaged a financial advisory firm to help explore its available strategic alternatives, including possible mergers and business combinations, a sale of part or all of its assets, and collaboration and licensing arrangements. On April 8, 2019, the Company and Ocugen, Inc. (“Ocugen”) announced entering into the Merger Agreement. Upon the terms and subject to the satisfaction of the conditions described in the Merger Agreement, including approval of the transaction by our stockholders and Ocugen’s stockholders, a wholly-owned subsidiary of the Company will be merged with and into Ocugen, with Ocugen surviving the Merger as a wholly-owned subsidiary of the Company.

The proposed Merger is structured as a stock-for-stock transaction whereby all of Ocugen’s outstanding shares of common stock and securities convertible into or exercisable for Ocugen’s common stock will be converted into the right to receive the Company’s common stock and securities convertible into or exercisable for the Company’s common stock. Under the exchange ratio formula in the Merger Agreement, the former Ocugen equity holders immediately before the Merger are expected to own approximately 90% of the outstanding capital stock of Histogenics, and the stockholders of Histogenics immediately before the Merger are expected to own approximately 10% of the outstanding capital stock of Histogenics subject to certain adjustments as described in the Merger Agreement. These adjustments include additional potential ownership based on Histogenics’ cash at the closing of the Merger (the “Closing”) after taking into account, among other things as set forth in the Merger Agreement, any Ocugen convertible notes that are not converted into equity at the Closing and proceeds from any Divestiture Transactions (as defined in the Merger Agreement), and may result in up to an additional 5% of the outstanding capital stock of Histogenics. The exchange ratio formula includes Ocugen’s outstanding stock options and warrants and Histogenics’ outstanding stock options, warrants and Series A Convertible Preferred Stock.

At the effective time of the Merger (the “Effective Time”), the Company’s board of directors is expected to consist solely of members designated by Ocugen. Following the Closing, Shankar Musunuri is expected to serve as Histogenics’ Chairman of the Board and Chief Executive Officer and Susan L. Drexler is expected to serve as the Company’s Interim Chief Financial Officer. Also at the Effective Time, the Company will effect a name change to “Ocugen, Inc.” and it is anticipated that trading for Ocugen’s securities will be listed on The Nasdaq Capital Market under the symbol “OCGN.”

The Merger Agreement contains customary representations, warranties and covenants made by the Company and Ocugen, including covenants relating to obtaining the requisite approvals of the stockholders of the Company and Ocugen, indemnification of directors and officers, and the Company’s and Ocugen’s conduct of their respective businesses between the date of signing of the Merger Agreement and the Closing.

In connection with the Merger, the Company will prepare and file with the U.S. Securities and Exchange Commission (“SEC”) a registration statement on Form S-4 that will contain a prospectus and a proxy statement, and will seek the approval of the Company’s stockholders with respect to certain actions, including the following (collectively, the “Histogenics Stockholder Matters”):

•	the Merger Agreement, including the issuance of shares of Histogenics common stock to the Ocugen’s stockholders in connection with the transactions contemplated by the Merger Agreement;

•

the amendment of Histogenics’ restated certificate of incorporation to effect a reverse split of all outstanding shares of the Company’s common stock at a reverse stock split ratio as mutually agreed to by Histogenics and Ocugen; and

•	the change of control of the Company resulting from the Merger pursuant to pertinent Nasdaq rules.

The Closing is subject to satisfaction or waiver of certain conditions including, among other things, (i) the required approvals by the parties’ stockholders, (ii) the accuracy of the representations and warranties, subject to certain materiality qualifications, (iii) compliance by the parties with their respective covenants, (iv) no law or order preventing the Merger and related transactions, and (v) the listing of the Shares on The Nasdaq Capital Market.

The Merger Agreement contains certain termination rights for both Histogenics and Ocugen, and further provides that, upon termination of the Merger Agreement under specified circumstances, Histogenics may be required to pay to Ocugen a termination fee of $0.6 million or Ocugen may be required to pay to Histogenics a termination fee of $0.7 million, and in other circumstances each party may be required to reimburse the other party’s expenses incurred, up to a maximum of $0.3 million.

In connection with the execution of the Merger Agreement, the executive officers and directors of the Company entered into voting agreements with Ocugen and Histogenics relating to the Merger covering less than one percent of the outstanding capital stock of Histogenics, as of date of the Merger Agreement (the “Histogenics Voting Agreements”). The Histogenics Voting Agreements provide, among other things, that the stockholders who are parties to the Histogenics Voting Agreements will vote all of the shares held by them in favor of Histogenics Stockholder Matters and against any competing acquisition proposals. The Histogenics Voting Agreements also place certain restrictions on the transfer of the shares of Histogenics held by the respective signatories thereto.

In connection with the execution of the Merger Agreement, certain officers, directors, stockholders and noteholders of Ocugen entered into voting agreements with Histogenics and Ocugen covering approximately 68% of the outstanding capital stock of Ocugen as of date of the Merger Agreement (the “Ocugen Voting Agreements”). The Ocugen Voting Agreements provide, among other things, that the officers, stockholders and investors party to the Ocugen Voting Agreements will vote all of the shares of Ocugen held by them in favor of the adoption of the Merger Agreement, the approval of the Merger and the other transactions contemplated by the Merger Agreement and against any competing acquisition proposals. The Ocugen Voting Agreements also place certain restrictions on the transfer of the shares of Ocugen held by the respective signatories thereto.

Concurrently with the execution of the Merger Agreement, the officers and directors of Histogenics and the officers, directors and certain stockholders of Ocugen entered into lock-up agreements), pursuant to which they accepted certain restrictions on transfers of any shares of Histogenics’ common stock for the 180-day period following the Effective Time.

Although the Company has entered into the Merger Agreement and intends to consummate the proposed Merger, there is no assurance that it will be able to successfully consummate the proposed Merger on a timely basis, or at all. If, for any reason, the proposed Merger is not completed, Histogenics will reconsider its strategic alternatives and could pursue one or more of the following courses of action:

•

Pursue potential collaborative, partnering or other strategic arrangements for our NeoCart assets, including a sale or other divestiture. Although Histogenics has discontinued further development of the NeoCart program and does not currently have any plans to resume the development of NeoCart, the Company continues to seek potential collaborative, partnering or other strategic arrangements for the NeoCart assets, including a sale or other divestiture of such assets.

•

Pursue another strategic transaction like the proposed Merger. The Company’s board of directors may elect to pursue an alternative strategy, one of which may be a strategic transaction similar to the proposed Merger.

•

Dissolve and liquidate the Company’s assets. If, for any reason, the proposed Merger is not consummated and the Company is unable to identify and complete an alternative strategic transaction like the Merger or potential collaborative, partnering or other strategic arrangements for the NeoCart assets, the Company may be required to dissolve and liquidate its assets. In such case, Histogenics would be required to pay all of its debts and contractual obligations, and to set aside certain reserves for potential future claims, and there can be no assurances as to the amount or timing of available cash left to distribute to stockholders after paying debts and other obligations and setting aside funds for reserves.

Since its inception, the Company has devoted substantially all of its efforts to product development, recruiting management and technical staff, raising capital, starting up production and building infrastructure and has not yet generated product revenues. Expenses have primarily been for research and development and related administrative costs.

The Company is subject to a number of risks including the successful development of therapeutics, the ability to obtain adequate financing, the ability to obtain FDA approval and reimbursement for any products we may develop, protection of intellectual property, fluctuations in operating results, dependence on key personnel and collaborative partners, rapid technological changes inherent in the target markets of any products the Company may develop, the introduction of substitute products and competition from larger companies.

Liquidity

The consolidated financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As shown in the accompanying consolidated financial statements, the Company has incurred losses and cash flow deficits from operations since inception, resulting in an accumulated deficit at March 31, 2019 of $226.2 million. The Company has financed operations to date primarily through public and private placements of equity securities, and borrowings under debt agreements. The Company anticipates that it will continue to incur net losses for the foreseeable future. The Company believes that its existing cash, cash equivalents and marketable securities will only be sufficient to fund its projected cash needs into the middle of 2019. Accordingly, these factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern and its ability to complete the proposed merger with Ocugen. If Histogenics needs to raise additional capital to complete the merger, the Company would need to raise additional capital through debt or equity financing or other strategic transactions. However, any such financing may not be on favorable terms or available to the Company. The failure of the Company to obtain sufficient funds on commercially acceptable terms when needed will have a material adverse effect on the Company’s business, results of operations and financial condition. The forecast of cash resources is forward-looking information that involves risks and uncertainties, and the actual amount of our expenses could vary materially and adversely as a result of a number of factors. The Company has based its estimates on assumptions that may prove to be wrong, and the Company’s expenses could prove to be significantly higher than it currently anticipates.

Basis of Accounting

The consolidated financial statements are unaudited and have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). However, they do not include all of the information and footnotes required by GAAP for complete financial statements. These interim consolidated financial statements, in the opinion of the Company’s management, reflect all normal recurring adjustments necessary for a fair presentation of the Company’s financial position and results of operations for the interim periods ended March 31, 2019 and 2018. The results of operations for the interim periods are not necessarily indicative of the results of operations to be expected for the full year. These interim financial statements should be read in conjunction with the audited financial statements as of and for the year ended December 31, 2018, and the notes thereto, which are included in the Company’s Annual Report on Form 10-K, filed with the Securities and Exchange Commission (the “SEC”) on March 22, 2019.

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, ProChon and Histogenics Securities Corporation. All significant intercompany accounts and transactions are eliminated in consolidation.

1.	NATURE OF BUSINESS

Organization

Histogenics Corporation (the “Company”) was incorporated under the laws of the Commonwealth of Massachusetts on June 28, 2000 and has its principal operations in Waltham, Massachusetts. In 2006, the Company’s board of directors approved a corporate reorganization pursuant to which the Company incorporated as a Delaware corporation. The Company historically focused on the development of restorative cell therapies (RCTs). RCTs refer to a new class of products that are designed to offer patients rapid-onset pain relief and restored function through the repair of damaged or worn tissue. The Company’s lead product, NeoCart®, is an innovative cell therapy designed to treat tissue injury in the field of orthopedics, specifically cartilage damage in the knee. In the third quarter of 2018, the Company announced that its Phase 3 clinical trial of NeoCart did not meet the primary endpoint in the Phase 3 clinical trial. Histogenics subsequently initiated a dialogue with the United States Food and Drug Administration (FDA) to discuss the regulatory path forward for NeoCart with a goal of determining whether the FDA would accept a submission of a Biologics License Application (BLA) for NeoCart without data from an additional Phase 3 clinical trial. In December 2018, the Company received final feedback from the FDA indicating the need for an additional Phase 3 clinical trial prior to the FDA’s acceptance of a NeoCart BLA submission. However, considering the time and funding required to conduct such a trial, the Company discontinued the development of NeoCart and is not planning to submit a BLA. In addition, the Company initiated a process to evaluate strategic alternatives to maximize value for all of its stakeholders. The process is being conducted with the assistance of financial and legal advisors and is evaluating the full range of potential strategic alternatives, including but not limited to, acquisitions, business combinations, joint ventures, public and private capital raises and recapitalization and sale transaction options, including a sale of assets or intellectual property. Since these efforts may not be successful and given our limited cash reserves, we are also considering other possible alternatives, including a wind-down of operations, or Chapter 11 bankruptcy protection to complete or execute a restructuring transaction or liquidation.

On May 13, 2011, the Company completed the acquisition of ProChon Biotech Ltd. (“ProChon”), a privately-held biotechnology company focused on modulating the fibroblast growth factor system for consideration of $2.2 million to enable it to create more effective solutions for tissue regeneration. ProChon’s products combine cell regeneration technologies with proprietary growth factors and biocompatible scaffolds to restore injured or chronically damaged tissues. The acquisition led to the initial recognition of goodwill, which was subsequently written off in 2011, and intangible assets including IPR&D and a licensing agreement which were fully impaired in 2016 as discussed in Note 2.

On September 29, 2016, the Company closed a private placement of common stock, preferred stock and warrants, contemplated by a securities purchase agreement dated September 15, 2016, with certain institutional and accredited investors. The net proceeds after deducting placement agent fees and other transaction-related expenses were $27.6 million. See Note 8, Capital Stock, for further discussion of the private placement.

In January 2018, the Company closed a registered direct offering where the Company issued 2,691,494 shares of common stock at a price of $2.35 per share. The underwriter option to purchase additional shares of 351,064 were fully exercised. The total net proceeds of the offering were approximately $5.9 million after deducting underwriting discounts and commissions.

In March 2018, the Company entered into an equity distribution agreement (“ATM Agreement”) with Canaccord Genuity Inc. (“Canaccord”), pursuant to which the Company may, from time to time, sell shares of its common stock having an aggregate offering price of up to $10.0 million (the “Shares”) through Canaccord, as sales agent. During the year ended December 31, 2018, the Company sold an aggregate of 6,633,903 shares of common stock and received $4.5 million after deducting commissions related to the ATM Agreement and other offering costs.

In October 2018, the Company closed an underwritten public offering of 26,155,000 shares of its common stock and warrants to purchase up to 19,616,250 shares of common stock, at a combined purchase price of $0.65 per share of common stock and accompanying warrant. The gross proceeds to Histogenics from this offering were $17.0 million, before deducting underwriting discounts and commissions, and offering expenses payable by the Company. The warrants are exercisable immediately upon issuance at a price of $0.70 per share of common stock and have a term of five years commencing on the date of issuance.

Since its inception, the Company has devoted substantially all of its efforts to product development, recruiting management and technical staff, raising capital, starting up production and building infrastructure and has not yet generated product revenues. Expenses have primarily been for research and development and related administrative costs.

The Company is subject to a number of risks including the successful development of therapeutics, the ability to obtain adequate financing, the ability to obtain FDA approval and reimbursement for any products we may develop, protection of intellectual property, fluctuations in operating results, dependence on key personnel and collaborative partners, rapid technological changes inherent in the target markets of any products the Company may develop, the introduction of substitute products and competition from larger companies.

Liquidity

The consolidated financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As shown in the accompanying consolidated financial statements, the Company has incurred losses and cash flow deficits from operations since inception, resulting in an accumulated deficit at December 31, 2018 of $216.8 million. The Company has financed operations to date primarily through public and private placements of equity securities, and borrowings under debt agreements. The Company anticipates that it will continue to incur net losses for the foreseeable future. The Company believes that its existing cash, cash equivalents and marketable securities will only be sufficient to fund its projected cash needs into the middle of 2019. Accordingly, these factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern. To meet future capital needs, the Company would need to raise additional capital through debt or equity financing or other strategic transactions. However, any such financing may not be on favorable terms or available to the Company. The failure of the Company to obtain sufficient funds on commercially acceptable terms when needed will have a material adverse effect on the Company’s business, results of operations and financial condition. The forecast of cash resources is forward-looking information that involves risks and uncertainties, and the actual amount of our expenses could vary materially and adversely as a result of a number of factors. The Company has based its estimates on assumptions that may prove to be wrong, and the Company’s expenses could prove to be significantly higher than it currently anticipates.